Other operating income (Details) kr in Thousands, $ in Millions					12 Months Ended
	Sep. 17, 2018 USD ($)	Sep. 17, 2018 DKK (kr)	Sep. 06, 2018 USD ($)	Sep. 06, 2018 DKK (kr)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 DKK (kr)		Dec. 31, 2017 DKK (kr)		Dec. 31, 2019 USD ($)
Other operating income
Government grants					kr 444		kr 630		kr 567
Gross proceeds from sale of future royalties and milestones					0		1,310,237		0
Royalty expenses regarding the above sale of future royalties and milestones		kr 176,900			0		(176,882)		0
Fee, advisors regarding the above sale of future royalties and milestones		34,500			0		(34,459)		0
Research funding					0		0		40
Other operating income					kr 444		1,099,526	[1]	607	[1]
Royalty payable (as percent)					13.50%
Repayment of royalty bond			$ 24.7	kr 157,600	kr 0	$ 24.7	kr 158,311	[1]	kr 176,360	[1]
Sanofi
Other operating income
Other operating income	$ 205.0	kr 1,310,200
Estimated effect of potential milestone | $											$ 15.0
Royalty payable (as percent)					13.00%
Royalty Pharma
Other operating income
Potential milestone receivable | $			$ 85.0

[1]	See note 1 to the consolidated financial statements.